LOANS, FINANCING AND DEBENTURES - Repayment schedule (Details) R$ in Thousands	Dec. 31, 2018 BRL (R$)
Disclosure of detailed information about borrowings [line items]
Repayments	R$ 4,675,271
Loans and financing
Disclosure of detailed information about borrowings [line items]
Repayments	819,742
Debentures
Disclosure of detailed information about borrowings [line items]
Repayments	3,049,949
Finance lease
Disclosure of detailed information about borrowings [line items]
Repayments	339,894
Contingent consideration
Disclosure of detailed information about borrowings [line items]
Repayments	465,686
2020
Disclosure of detailed information about borrowings [line items]
Repayments	1,426,486
2020 | Loans and financing
Disclosure of detailed information about borrowings [line items]
Repayments	359,948
2020 | Debentures
Disclosure of detailed information about borrowings [line items]
Repayments	1,025,097
2020 | Finance lease
Disclosure of detailed information about borrowings [line items]
Repayments	41,441
2021
Disclosure of detailed information about borrowings [line items]
Repayments	1,293,565
2021 | Loans and financing
Disclosure of detailed information about borrowings [line items]
Repayments	231,764
2021 | Debentures
Disclosure of detailed information about borrowings [line items]
Repayments	1,025,097
2021 | Finance lease
Disclosure of detailed information about borrowings [line items]
Repayments	36,704
2022
Disclosure of detailed information about borrowings [line items]
Repayments	1,244,893
2022 | Loans and financing
Disclosure of detailed information about borrowings [line items]
Repayments	209,948
2022 | Debentures
Disclosure of detailed information about borrowings [line items]
Repayments	999,755
2022 | Finance lease
Disclosure of detailed information about borrowings [line items]
Repayments	35,190
2023
Disclosure of detailed information about borrowings [line items]
Repayments	51,545
2023 | Loans and financing
Disclosure of detailed information about borrowings [line items]
Repayments	18,082
2023 | Finance lease
Disclosure of detailed information about borrowings [line items]
Repayments	33,463
Over five years
Disclosure of detailed information about borrowings [line items]
Repayments	658,782
Over five years | Finance lease
Disclosure of detailed information about borrowings [line items]
Repayments	193,096
Over five years | Contingent consideration
Disclosure of detailed information about borrowings [line items]
Repayments	R$ 465,686